INCOME TAXES (Details 1) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Components of Deferred Tax Assets [Abstract]
Hong Kong tax loss carryforwards	$ 10,755	$ 11,014
U.S. net operating loss carryforwards	1,137	0
Valuation allowance	(11,892)	(11,014)
Net deferred tax asset	$ 0	$ 0